Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information	Supplemental Disclosure of Cash Flow Information

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Cash paid for interest	$192,712	$196,622	$317,975
Cash paid for income taxes (net of refunds)	$165,787	$140,718	$163,778